Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

16.    Segment Information

The Company currently operates and manages its business as two reportable segments: “Corn-base edible alcohol and its by-products” and “Chemical products”. The Company’s reportable segments are strategic business units that require different technology and marketing strategies and offer different products and services. The Company’s chief operating decision maker, the Chief Executive Officer, receives and reviews the results of the operations of each separate segment, assesses and manages their performance and makes decisions. Most of the businesses were established as a unit, and the management at the time of the establishment was retained. Following the disposal of “Foam insulation” production line during the year ended December 31, 2016 and introduction of AMPS product line during the year ended December 31, 2017, certain prior year's amounts have been reclassified to conform to current year presentations of "Chemical products" segment. There was no change to previously reported segment totals and consolidated totals information.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016			2017			2018
		Inter-	Profit		Inter-	Profit		Inter-	Profit
	Net	segment	(loss)	Net	segment	(loss)	Net	segment	(loss)
	sales	sales	before tax	sales	sales	befor tax	sales	sales	before tax
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,034,302,643	—	79,446,037	2,031,865,359	—	79,446,037	1,280,313,234	—	(16,108,554)
Chemical products	98,377,542	—	5,501,907	109,006,620	—	5,501,907	523,567,964	—	(6,584,059)
Segment total	2,132,680,185		84,947,944	2,140,871,979		84,947,944	1,803,881,198		(22,692,613)

Reconciliation to consolidated totals:
Sales eliminations	—	—	—	—	—	—	—	—	—
Consolidated totals:
Revenues	2,132,680,185	—		2,140,871,979	—		1,803,881,198	—
Revenues ($)							262,256,112	—

Income before income taxes			84,947,944			235,649,925			(22,692,613)
Income before income taxes ($)									(3,299,150)

	Year ended December 31,
	2016			2017			2018
	Interest	Interest	Income tax	Interest	Interest	Income tax	Interest	Interest	Income tax
	income	expense	expense	Income	expense	expense	Income	expense	expense
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	4,043,903	52,669,508	17,524,049	4,154,446	66,125,464	56,120,900	3,830,674	62,382,917	7,303,298
Chemical products	—	—	3,712,937	—	—	2,791,581	—	—	9,219,174
Consolidated total	4,043,903	52,669,508	21,236,986	4,154,446	66,125,464	58,912,481	3,830,674	62,382,917	16,522,472

Consolidated total ($)							556,920	9,069,499	2,402,109

	As of and Year ended December 31,
	2016			2017			2018
			Depreciation			Depreciation			Depreciation
	Identifiable	Capital	and	Identifiable	Capital	and	Identifiable	Capital	and
	assets	expenditure	amortization	assets	expenditure	amortization	assets	expenditure	amortization
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Segment:
Corn-base edible alcohol and its by-products	2,871,332,164	—	105,774,948	2,919,052,502	2,631,729	98,816,218	2,902,982,823	—	95,966,036
Chemical products	279,306,560	3,592,397	14,798,770	278,172,337	—	16,832,668	213,038,029	—	14,235,107
Segment totals	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886	3,116,020,852	—	110,201,143
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	—	—	—	—	—	—	—	—	—
Consolidated totals	3,150,638,724	3,592,397	120,573,718	3,197,224,839	2,631,729	115,648,886	3,116,020,852	—	110,201,143

Consolidated totals ($)							453,020,695		16,021,522

As we primarily generate our revenues from customers in the PRC, and all of our sales and all of our identifiable assets are located in the PRC, no geographical segments are presented.